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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment                      Number:
                                                                   ----
This Amendment (Check only one.):                           [ ]is a restatement.
                                                            [ ]adds new holdings
                                                            entries.
Institutional Investment Manager Filing this Report:

Name:     Technology Crossover Management IV, L.L.C.
Address:  c/o Technology Crossover Ventures
           528 Ramona Street
           Palo Alto, CA 94301

Form 13F File Number: 28-10060

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Carla S. Newell

Title: Attorney-in-Fact

Phone: 650-614-8200

Signature, Place, and Date of Signing:
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
/s/ Carla S. Newell            Palo Alto, California           April 13, 2006

---------------------          ---------------------           --------------
 [Signature]                       [City, State]                  [Date]
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Report Type (Check only one.):

    [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)

    [ ] 13F COMBINATION REPORT. (Check here it a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        None

Form 13F Information Table Entry Total:   6

Form 13F Information Table Value Total:  $255,591
                                         (thousands)

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
                                                                                                                         Voting
                        Title of              Value      Shares/    Sh/    Put/    Invstmt    Other                    Authority
Name of Issuer           Class      CUSIP    (x$1000)    PrnAmt     Prn    Call    Dscretn    Managers    Sole       Shared    None
---------------         --------  ---------  --------  ----------  -----  ------  ---------  ---------- ----------  --------  ------
Altiris, Inc.            Common   02148M100   100,560   4,568,827   SH              Sole                 4,568,827         0       0
Amdocs Limited           Common   G02602103     2,693      74,671   SH              Sole                    74,671         0       0
eLoyalty Corp.           Common   290151109     8,591     553,873   SH              Sole                   553,873         0       0
Inphonic, Inc.           Common   45772G105    49,047   7,016,753   SH              Sole                 7,016,753         0       0
Netflix, Inc.            Common   64110L106    71,437   2,464,196   SH              Sole                 2,464,196         0       0
Redback Networks, Inc.   Common   84856M209    23,263   1,072,500   SH              Sole                 1,072,500         0       0
                                             --------
                                      TOTAL  $255,591
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